Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes Receivable, Current	$ 323,000	$ 361,000
Domestic Tax Authority [Member]
Open Tax Year	2015 2016 2017 2018 2019